UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22427

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

MSAR Completion Portfolio

October 31, 2014

Consolidated Portfolio of Investments

Commercial Mortgage-Backed Securities — 15.2%

Security	Principal Amount (000’s omitted)	Value

BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	$115	$114,751
BACM, Series 2005-1, Class A5, 5.258%, 11/10/42(1)	1,902	1,906,601
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(1)	135	136,098
GCCFC, Series 2005-GG3, Class A4, 4.799%, 8/10/42(1)	102	101,944
GECMC, Series 2005-C3, Class A7A, 4.974%, 7/10/45(1)	2,500	2,540,036
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	331	330,446
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(2)	1,630	1,645,668
JPMCC, Series 2005-LDP5, Class A4, 5.236%, 12/15/44(1)	2,590	2,661,733
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(1)	1,338	1,386,041
MSC, Series 2003-T11, Class B, 5.497%, 6/13/41(1)	45	45,113
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	240	240,175
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	824	823,612
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(1)	226	226,703
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(1)	626	646,651

Total Commercial Mortgage-Backed Securities (identified cost $12,851,583)		$12,805,572

Asset-Backed Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.504%, 7/17/31(1)(2)	$1,250	$1,219,617
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(2)	800	802,266

Total Asset-Backed Securities (identified cost $2,029,414)		$2,021,883

Call Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	9	$2,070	11/7/14	$788
S&P 500 Index	10	2,045	11/14/14	6,150
S&P 500 Index	9	2,095	11/22/14	1,058
S&P 500 Index	9	2,150	11/28/14	225
S&P 500 Index FLEX	9	2,110	11/3/14	0
S&P 500 Index FLEX	9	2,080	11/5/14	29
S&P 500 Index FLEX	9	2,070	11/10/14	769
S&P 500 Index FLEX	11	2,005	11/12/14	23,720

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index FLEX	10	$2,035	11/17/14	$10,244
S&P 500 Index FLEX	10	2,080	11/19/14	2,028
S&P 500 Index FLEX	10	2,105	11/24/14	1,271
S&P 500 Index FLEX	10	2,125	11/26/14	779

Total Call Options Purchased (identified cost $4,073)				$47,061

Put Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	9	$1,705	11/7/14	$68
S&P 500 Index	10	1,680	11/14/14	125
S&P 500 Index	9	1,750	11/22/14	652
S&P 500 Index	9	1,820	11/28/14	157
S&P 500 Index FLEX	9	1,785	11/3/14	0
S&P 500 Index FLEX	9	1,735	11/5/14	0
S&P 500 Index FLEX	9	1,690	11/10/14	1
S&P 500 Index FLEX	11	1,585	11/12/14	1
S&P 500 Index FLEX	10	1,680	11/17/14	27
S&P 500 Index FLEX	10	1,745	11/19/14	151
S&P 500 Index FLEX	10	1,755	11/24/14	454
S&P 500 Index FLEX	10	1,790	11/26/14	1,011

Total Put Options Purchased (identified cost $40,688)				$2,647

Short-Term Investments — 17.6%

U.S. Treasury Obligations — 2.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/4/14(4)	$1,100	$1,100,002
U.S. Treasury Bill, 0.00%, 1/22/15	55	55,000
U.S. Treasury Bill, 0.00%, 1/29/15(4)	750	749,996

Total U.S. Treasury Obligations (identified cost $1,904,969)		$1,904,998

1	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Other — 15.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)	$13,006	$13,006,233

Total Other (identified cost $13,006,233)		$13,006,233

Total Short-Term Investments (identified cost $14,911,202)		$14,911,231

Total Investments — 35.3% (identified cost $29,836,960)		$29,788,394

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	9	$1,975	11/7/14	$(39,465)
S&P 500 Index	10	1,955	11/14/14	(64,200)
S&P 500 Index	9	2,000	11/22/14	(29,250)
S&P 500 Index	9	2,050	11/28/14	(8,595)
S&P 500 Index FLEX	9	2,015	11/3/14	(7,077)
S&P 500 Index FLEX	9	1,985	11/5/14	(28,652)
S&P 500 Index FLEX	9	1,975	11/10/14	(38,676)
S&P 500 Index FLEX	11	1,915	11/12/14	(109,171)
S&P 500 Index FLEX	10	1,945	11/17/14	(72,126)
S&P 500 Index FLEX	10	1,985	11/19/14	(39,391)
S&P 500 Index FLEX	10	2,010	11/24/14	(25,652)
S&P 500 Index FLEX	10	2,030	11/26/14	(16,472)

Total Call Options Written (premiums received $100,932)				$(478,727)

Put Options Written — (0.0)%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	9	$1,800	11/7/14	$(135)
S&P 500 Index	10	1,770	11/14/14	(350)
S&P 500 Index	9	1,845	11/22/14	(1,395)
S&P 500 Index	9	1,920	11/28/14	(6,075)
S&P 500 Index FLEX	9	1,880	11/3/14	0
S&P 500 Index FLEX	9	1,830	11/5/14	(1)
S&P 500 Index FLEX	9	1,785	11/10/14	(13)
S&P 500 Index FLEX	11	1,675	11/12/14	(3)
S&P 500 Index FLEX	10	1,770	11/17/14	(150)
S&P 500 Index FLEX	10	1,840	11/19/14	(880)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index FLEX	10	$1,850	11/24/14	$(1,941)
S&P 500 Index FLEX	10	1,885	11/26/14	(3,842)

Total Put Options Written (premiums received $107,877)				$(14,785)

Other Assets, Less Liabilities — 65.3%				$55,122,126

Net Assets — 100.0%				$84,417,008

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
DEFT	–	Dell Equipment Finance Trust
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
GCCFC	–	Greenwich Capital Commercial Funding Corp.
GECMC	–	General Electric Commercial Mortgage Corp.
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
HILT	–	Hilton USA Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust

(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $3,667,551 or 4.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

2	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2014

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $16,830,727)	$16,782,161
Affiliated investment, at value (identified cost, $13,006,233)	13,006,233
Cash	54,423,575
Restricted cash*	1,235,800
Interest receivable	53,721
Interest receivable from affiliated investment	15,647
Receivable for investments sold	14,824
Receivable for open swap contracts	775,076
Total assets	$86,307,037

Liabilities
Written options outstanding, at value (premiums received, $208,809)	$493,512
Payable for investments purchased	12,900
Payable for variation margin on open financial futures contracts	70,079
Payable for open swap contracts	611,596
Payable for closed swap contracts	564,911
Payable to affiliates:
Investment adviser fee	51,580
Trustees’ fees	275
Accrued expenses	85,176
Total liabilities	$1,890,029
Net Assets applicable to investors’ interest in Portfolio	$84,417,008

Sources of Net Assets
Investors’ capital	$84,295,302
Net unrealized appreciation	121,706
Total	$84,417,008

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

3	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2014

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest	$1,437,147
Interest allocated from affiliated investment	58,912
Expenses allocated from affiliated investment	(6,958)
Total investment income	$1,489,101

Expenses
Investment adviser fee	$627,189
Trustees’ fees and expenses	4,255
Custodian fee	109,119
Legal and accounting services	80,126
Miscellaneous	11,356
Total expenses	$832,045
Deduct —
Reduction of custodian fee	$62
Total expense reductions	$62

Net expenses	$831,983

Net investment income	$657,118

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(757,428)
Investment transactions allocated from affiliated investment	551
Written options	546,934
Financial futures contracts	2,376,458
Swap contracts	(1,374,765)
Net realized gain	$791,750
Change in unrealized appreciation (depreciation) —
Investments	$15,586
Written options	26,818
Financial futures contracts	(877,070)
Swap contracts	768,881
Net change in unrealized appreciation (depreciation)	$(65,785)

Net realized and unrealized gain	$725,965

Net increase in net assets from operations	$1,383,083

4	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2014

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$657,118	$1,971,076
Net realized gain (loss) from investment transactions, written options, financial futures contracts and swap contracts	791,750	(4,218,604)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts and swap contracts	(65,785)	(1,760,061)
Net increase (decrease) in net assets from operations	$1,383,083	$(4,007,589)
Capital transactions —
Contributions	$111,098,118	$35,658,120
Withdrawals	(139,187,524)	(103,418,470)
Net decrease in net assets from capital transactions	$(28,089,406)	$(67,760,350)

Net decrease in net assets	$(26,706,323)	$(71,767,939)

Net Assets
At beginning of year	$111,123,331	$182,891,270
At end of year	$84,417,008	$111,123,331

5	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2014

Consolidated Supplementary Data

	Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.97%	0.91%	0.86%	0.92%	1.20	%(3)
Net investment income	0.76%	1.40%	0.47%	0.62%	1.90	%(3)
Portfolio Turnover	39%	74%	37%	32%	2	%(4)

Total Return	1.87%	(2.57)%	(0.20)%	0.90%	0.30	%(4)

Net assets, end of period (000’s omitted)	$84,417	$111,123	$182,891	$387,568	$103,405

(1)	For the period from the start of business, August 24, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

6	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

MSAR Completion Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Multi-Strategy Absolute Return Fund held a 98.9% interest in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2014 were $2,793,697 or 3.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

7

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are

8

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment advisory fee. In addition, BMR also receives an investment adviser fee in an amount equal to 0.55% of the Portfolio’s average daily net assets up to $500 million that are subject to a written put spread and/or call spread strategy and at reduced rates when the Portfolio’s daily net assets are $500 million or more. The Portfolio’s daily net assets that are subject to a written put spread and/or call spread strategy may exceed the Portfolio’s daily net assets on any day. The investment adviser fee is payable monthly. For the year ended October 31, 2014, the investment adviser fee amounted to $627,189 or 0.72% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. BMR pays PRA a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $17,506,437 and $85,699,814, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,961,482

Gross unrealized appreciation	$13,758
Gross unrealized depreciation	(1,192,853)

Net unrealized depreciation	$(1,179,095)

The net unrealized appreciation (depreciation) on swap contracts at October 31, 2014 on a federal income tax basis was $163,329.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written options and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at October 31, 2014 is included in the Consolidated Portfolio of Investments.

9

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

	Interest Rate Futures
12/14	141 U.S. 10-Year Treasury Note	Long	$17,688,047	$17,816,672	$128,625
12/14	58 U.S. Ultra-Long Treasury Bond	Long	8,932,255	9,095,125	162,870

					$291,495

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$ 6,500	Pays	MSCI Emerging Markets Index	Receives	3-month USD-LIBOR-BBA+0.05%	8/21/15	$396,314

Bank of America, N.A.	6,998	Pays	MSCI EAFE Index	Receives	3-month USD-LIBOR-BBA+0.07%	8/21/15	285,552

Societe Generale	2,250	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/15/15	93,210

Societe Generale	4,500	Receives	SGI Vol Invest Beta 2 Index	Pays	1-month USD-LIBOR-BBA+0.30%	6/15/15	(602,569)

Societe Generale	15,000	Receives	SGI Commodity Dual Strategy Index(1)(2)	Pays	0.35%	10/5/15	(4,078)
Societe Generale	18,000	Receives	SGI Eaton Vance Risk Premia Index(1)(3)	Pays	0.35	10/5/15	(4,949)

							$163,480

(1)

Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)	Represents a custom index created by Societe Generale comprised of two underlying indices as follows: SGI Commodity Curve Momentum Index (50%) and SGI Smart Market Neutral Commodity 2 Index (50%).

(3)

Represents a custom index created by Societe Generale comprised of three underlying indices as follows: SGI FX-G4 Smile Premium Index (40%), SGI FX-G10 Mean Reversion Index (40%) and SGI US Delta Cap Mean Reversion Index (20%).

Written options activity for the year ended October 31, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of year	890	$614,590
Options written	4,472	2,936,236
Options exercised	(1,427)	(984,894)
Options expired	(3,705)	(2,357,123)

Outstanding, end of year	230	$208,809

10

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including total return swaps based on a commodity index, to enhance total returns and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the year ended October 31, 2014, the Portfolio also entered into total return swap contracts to enhance return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the year ended October 31, 2014, the Portfolio entered into currency futures contracts and total return swaps to enhance total returns. The Portfolio also purchased and sold options on currency futures contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $611,596. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,659,996 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

11

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$49,708	$—	$—	$49,708
Net unrealized appreciation*	—	—	—	291,495	291,495
Receivable for open swap contracts	—	775,076	—	—	775,076

Total Asset Derivatives	$—	$824,784	$—	$291,495	$1,116,279

Derivatives not subject to master netting or similar agreements	$—	$49,708	$—	$291,495	$341,203

Total Asset Derivatives subject to master netting or similar agreements	$—	$775,076	$—	$—	$775,076

	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$(493,512)	$—	$—	$(493,512)
Payable for open swap contracts	(4,078)	(602,569)	(4,949)	—	(611,596)

Total Liability Derivatives	$(4,078)	$(1,096,081)	$(4,949)	$—	$(1,105,108)

Derivatives not subject to master netting or similar agreements	$—	$(493,512)	$—	$—	$(493,512)

Total Liability Derivatives subject to master netting or similar agreements	$(4,078)	$(602,569)	$(4,949)	$—	$(611,596)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$681,866	$—	$(681,866)	$—	$—
Societe Generale	93,210	(93,210)	—	—	—

	$775,076	$(93,210)	$(681,866)	$—	$—

12

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Societe Generale	$(611,596)	$93,210	$518,386	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$(621,708)	$(925)	$—
Financial futures contracts	—	—	170,426	2,206,032
Written options	—	546,934	—	—
Swap contracts	(171,594)	(786,063)	(417,108)	—

Total	$(171,594)	$(860,837)	$(247,607)	$2,206,032

Change in unrealized appreciation (depreciation) —
Investments	$—	$102,418	$—	$—
Financial futures contracts	—	—	—	(877,070)
Written options	—	26,818	—	—
Swap contracts	(4,078)	777,908	(4,949)	—

Total	$(4,078)	$907,144	$(4,949)	$(877,070)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$33,698,000	$7,298,000	$22,326,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were approximately $1,059,000 and 381 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

13

MSAR Completion Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$12,805,572	$—	$12,805,572
Asset-Backed Securities	—	2,021,883	—	2,021,883
Call Options Purchased	8,221	38,840	—	47,061
Put Options Purchased	1,002	1,645	—	2,647
Short-Term Investments —
U.S. Treasury Obligations	—	1,904,998	—	1,904,998
Other	—	13,006,233	—	13,006,233

Total Investments	$9,223	$29,779,171	$—	$29,788,394

Futures Contracts	$291,495	$—	$—	$291,495
Swap Contracts	—	775,076	—	775,076

Total	$300,718	$30,554,247	$—	$30,854,965

Liability Description

Call Options Written	$(141,510)	$(337,217)	$—	$(478,727)
Put Options Written	(7,955)	(6,830)	—	(14,785)
Swap Contracts	—	(611,596)	—	(611,596)

Total	$(149,465)	$(955,643)	$—	$(1,105,108)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

14

MSAR Completion Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of MSAR Completion Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of MSAR Completion Portfolio and Subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of MSAR Completion Portfolio as of October 31, 2014, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2014

15

MSAR Completion Portfolio

October 31, 2014

Special Meeting of Interestholders (Unaudited)

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	98.41%	1.59%
Cynthia E. Frost	98.42%	1.58%
George J. Gorman	98.42%	1.58%
Valerie A. Mosley	98.42%	1.58%
Harriett Tee Taggart	98.42%	1.58%

16

MSAR Completion Portfolio

October 31, 2014

Management and Organization

Fund Management.  The Trustees of MSAR Completion Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

17

MSAR Completion Portfolio

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

18

MSAR Completion Portfolio

October 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Multi-Strategy Absolute Return Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$36,690	$47,390
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,550	$26,540
All Other Fees(3)	$0	$0

Total	$52,240	$73,930

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$15,550	$26,540
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2014